Financial Information of Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Financial Information Related To Guarantor Subsidiaries [Abstract]
Financial Information Related to Subsidiaries

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$29,057	$6,272	$44,945	$—	$80,274
Accounts receivable, net	—	531	437,963	143,444	(41,336)	540,602
Income taxes receivable	—	—	—	698	(698)	—
Prepaid expenses	34	3,893	9,796	20,314	—	34,037
Inventory and other current assets	—	1,796	214,381	12,132	—	228,309

Total current assets	34	35,277	668,412	221,533	(42,034)	883,222

Property, plant and equipment, net	—	2,758	1,096,036	408,574	—	1,507,368
Goodwill	—	—	437,614	143,765	—	581,379
Notes receivable	—	—	73,568	—	—	73,568
Investments in subsidiaries	1,650,049	2,833,659	20,062	—	(4,503,770)	—
Equity-method investments	—	70,614	—	1,858	—	72,472
Intangible and other long-term assets, net	—	828,447	71,625	30,064	—	930,136

Total assets	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$4,307	$128,996	$86,723	$(41,381)	$178,645
Accrued expenses	164	54,000	105,512	38,503	(605)	197,574
Income taxes payable	1,415	—	—	—	(698)	717
Deferred income taxes	831	—	—	—	—	831
Current portion of decommissioning liabilities	—	—	14,956	—	—	14,956
Current maturities of long-term debt	—	—	—	810	—	810

Total current liabilities	2,410	58,307	249,464	126,036	(42,684)	393,533

Deferred income taxes	285,871	—	—	11,587	—	297,458
Decommissioning liabilities	—	—	108,220	—	—	108,220
Long-term debt, net	—	1,673,351	—	11,736	—	1,685,087
Intercompany payables/(receivables)	(96,989)	356,668	(253,053)	(7,276)	650	—
Other long-term liabilities	5,192	32,380	26,704	45,972	—	110,248

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	—	—	—	—
Common stock of $.001 par value	80	—	—	4,212	(4,212)	80
Additional paid in capital	447,007	124,271	—	517,209	(641,480)	447,007
Accumulated other comprehensive loss, net	(26,936)	(26,936)	—	(26,936)	53,872	(26,936)
Retained earnings (accumulated deficit)	1,033,448	1,552,714	2,235,982	123,254	(3,911,950)	1,033,448

Total stockholders’ equity (deficit)	1,453,599	1,650,049	2,235,982	617,739	(4,503,770)	1,453,599

Total liabilities and stockholders’ equity	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$5,493	$45,234	$—	$50,727
Accounts receivable, net	—	415	382,935	99,010	(29,910)	452,450
Income taxes receivable	—	—	—	2,024	(2,024)	—
Prepaid expenses	18	4,128	8,948	12,734	—	25,828
Inventory and other current assets	—	1,678	222,822	10,547	—	235,047
Intercompany interest receivable	—	15,883	—	—	(15,883)	—

Total current assets	18	22,104	620,198	169,549	(47,817)	764,052

Property, plant and equipment, net	—	3,189	957,561	352,400	—	1,313,150
Goodwill	—	—	447,467	140,533	—	588,000
Notes receivable	—	—	69,026	—	—	69,026
Intercompany notes receivable	—	456,280	—	—	(456,280)	—
Investments in subsidiaries	1,433,087	2,058,552	21,788	4,347	(3,517,774)	—
Equity-method investments	—	43,947	—	15,375	—	59,322
Intangible and other long-term assets, net	—	22,455	61,722	29,806	—	113,983

Total assets	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$6,654	$71,790	$64,636	$(32,804)	$110,276
Accrued expenses	153	42,821	91,451	27,619	—	162,044
Income taxes payable	4,499	—	—	—	(2,024)	2,475
Deferred income taxes	29,353	—	—	—	—	29,353
Current portion of decommissioning liabilities	—	—	16,929	—	—	16,929
Current maturities of long-term debt	—	184,000	—	810	—	184,810
Intercompany interest payable	—	—	—	15,883	(15,883)	—

Total current liabilities	34,005	233,475	180,170	108,948	(50,711)	505,887

Deferred income taxes	211,173	—	—	12,763	—	223,936
Decommissioning liabilities	—	—	100,787	—	—	100,787
Long-term debt, net	—	669,089	—	12,546	—	681,635
Intercompany notes payable	—	—	—	456,280	(456,280)	—
Intercompany payables/(receivables)	(100,884)	233,339	(1,410)	(125,246)	(5,799)	—
Other long-term liabilities	8,260	37,537	19,427	49,513	—	114,737

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	415,278	124,271	—	66,762	(191,033)	415,278
Accumulated other comprehensive loss, net	(25,700)	(25,700)	—	(25,700)	51,400	(25,700)
Retained earnings (accumulated deficit)	890,894	1,334,516	1,874,441	151,621	(3,360,578)	890,894

Total stockholders’ equity (deficit)	1,280,551	1,433,087	1,878,788	197,206	(3,509,081)	1,280,551

Total liabilities and stockholders’ equity	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,624,945	$406,843	$(67,456)	$1,964,332
Cost of services (exclusive of items shown separately below)	—	—	817,551	295,998	(67,140)	1,046,409
Depreciation, depletion, amortization and accretion	—	523	200,614	43,778	—	244,915
General and administrative expenses	683	79,672	230,972	65,608	(316)	376,619

Income (loss) from operations	(683)	(80,195)	375,808	1,459	—	296,389

Other income (expense):
Interest expense, net	—	(72,414)	(43)	(537)	—	(72,994)
Interest income	—	1,097	4,536	593	—	6,226
Intercompany interest income (expense)	—	26,673	—	(26,673)	—	—
Other income (expense)	—	(1,005)	183	—	—	(822)
Earnings (losses) from consolidated subsidiaries	218,198	330,553	2,621	—	(551,372)	—
Earnings (losses) from equity-method investments, net	—	15,180	—	1,214	—	16,394

Income (loss) from continuing operations before income taxes	217,515	219,889	383,105	(23,944)	(551,372)	245,193
Income taxes	81,533	—	—	4,271	—	85,804

Net income (loss) from continuing operations	135,982	219,889	383,105	(28,215)	(551,372)	159,389
Discontinued operations, net of income tax	6,572	(1,691)	(21,564)	(152)	—	(16,835)

Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Change in cumulative translation adjustment	(1,236)	(1,236)	—	(1,236)	2,472	(1,236)

Comprehensive income (loss)	$141,318	$216,962	$361,541	$(29,603)	$(548,900)	$141,318

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,295,946	$337,526	$(70,429)	$1,563,043
Cost of services (exclusive of items shown separately below)	—	—	687,519	231,082	(70,109)	848,492
Depreciation, depletion, amortization and accretion	—	515	169,528	38,054	—	208,097
General and administrative expenses	322	98,220	181,234	53,146	(320)	332,602

Income (loss) from operations	(322)	(98,735)	257,665	15,244	—	173,852

Other income (expense):
Interest expense, net	—	(53,716)	(216)	(2,548)	—	(56,480)
Interest income		150	4,459	526	—	5,135
Intercompany interest income (expense)	—	15,883	—	(15,883)	—	—
Other income (expense)		825	—	—	—	825
Earnings (losses) from consolidated subsidiaries	119,801	255,257	3,555	—	(378,613)	—
Earnings (losses) from equity-method investments, net	—	985	—	7,260	—	8,245

Income (loss) from continuing operations before income taxes	119,479	120,649	265,463	4,599	(378,613)	131,577
Income taxes	39,722	—	—	5,709	—	45,431

Net income (loss) from continuing operations	79,757	120,649	265,463	(1,110)	(378,613)	86,146
Discontinued operations, net of income tax	2,060	(848)	(5,387)	(154)	—	(4,329)

Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Change in cumulative translation adjustment	(6,704)	(6,704)	—	(6,704)	13,408	(6,704)

Comprehensive income (loss)	$75,113	$113,097	$260,076	$(7,968)	$(365,205)	$75,113

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,178,883	$185,048	$(43,290)	$1,320,641
Cost of services (exclusive of items shown separately below)	—	—	688,766	106,054	(43,290)	751,530
Depreciation and amortization	—	476	171,902	21,614	—	193,992
General and administrative expenses	(184)	60,013	154,376	29,783	—	243,988
Reduction in value of assets	—	—	212,527	—	—	212,527

Income (loss) from operations	184	(60,489)	(48,688)	27,597	—	(81,396)

Other income (expense):
Interest expense, net	—	(48,707)	—	(995)	—	(49,702)
Interest income		87	670	169	—	926
Other income (expense)		571	—	—	—	571
Earnings (losses) from consolidated subsidiaries	(168,312)	(448)	2,911	—	165,849	—
Earnings (losses) from equity-method investments, net	—	(21,631)	—	(969)	—	(22,600)
Reduction in value of equity-method investments	—	(36,486)	—	—	—	(36,486)

Income (loss) from continuing operations before income taxes	(168,128)	(167,103)	(45,107)	25,802	165,849	(188,687)
Income taxes	(76,443)	—	—	8,296	—	(68,147)

Net income (loss) from continuing operations	(91,685)	(167,103)	(45,107)	17,506	165,849	(120,540)
Discontinued operations, net of income tax	(10,638)	(1,209)	30,147	(83)	—	18,217

Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Disposition of hedging positions of equity-method investments, net of tax	—	(3,881)	—	—	—	(3,881)
Change in cumulative translation adjustment	17,526	17,526	—	17,526	(35,052)	17,526

Comprehensive income (loss)	$(84,797)	$(154,667)	$(14,960)	$34,949	$130,797	$(88,678)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	523	211,988	44,802	—	257,313
Deferred income taxes	49,946	—	—	(1,873)	—	48,073
Excess tax benefit from stock-based compensation	(9,004)	—	—	—	—	(9,004)
Reduction in value of assets	—	—	46,096	—	—	46,096
Stock-based and performance share unit compensation expense	—	14,032	—	—	—	14,032
Retirement and deferred compensation plans expense	—	1,990	—	—	—	1,990
(Earnings) losses from consolidated subsidiaries	(218,198)	(330,553)	(2,621)	—	551,372	—
(Earnings) losses from equity-method investments, net of cash received	—	(12,001)	—	(1,151)	—	(13,152)
Amortization of debt acquisition costs and note discount	—	25,154	—	24	—	25,178
Gain on sale of businesses	—	—	(8,558)	—	—	(8,558)
Other reconciling items, net	—	(1,884)	(4,542)	—	—	(6,426)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(117)	(51,133)	(35,564)	—	(86,814)
Inventory and other current assets	—	(117)	5,348	(3,049)	—	2,182
Accounts payable	—	(2,348)	26,499	16,138	—	40,289
Accrued expenses	12	7,983	11,801	5,165	—	24,961
Decommissioning liabilities	—	—	(504)	—	—	(504)
Income taxes	(917)	—	—	(461)	—	(1,378)
Other, net	(16)	(1,024)	18,646	(1,634)	—	15,972

Net cash provided by (used in) operating activities	(35,623)	(80,164)	614,561	(5,970)	—	492,804
Cash flows from investing activities:
Payments for capital expenditures	—	(93)	(383,785)	(100,770)	—	(484,648)
Change in restricted cash held for acquisition of a business	—	(785,280)	—	—	—	(785,280)
Purchase of short-term investments	—	(223,491)	—	—	—	(223,491)
Proceeds from sale of short-term investments	—	223,630	—	—	—	223,630
Acquisitions of businesses, net of cash acquired	—	—	(1,200)	(548)	—	(1,748)
Proceeds from sale of businesses	—	—	22,349	—	—	22,349
Other	—	—	(721)	—	—	(721)
Intercompany receivables/payables	14,485	125,015	(250,425)	110,925	—	—

Net cash provided by (used in) investing activities	14,485	(660,219)	(613,782)	9,607	—	(1,249,909)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(100,000)	—	—	—	(100,000)
Proceeds from issuance of long-term debt	—	1,300,000	—	—	—	1,300,000
Principal payments on long-term debt	—	(400,000)	—	(810)	—	(400,810)
Payment of debt issuance costs	—	(24,428)	—	—	—	(24,428)
Proceeds from exercise of stock options	10,263	—	—	—	—	10,263
Excess tax benefit from stock-based compensation	9,004	—	—	—	—	9,004
Proceeds from issuance of stock through employee benefit plans	2,206	—	—	—	—	2,206
Other	(335)	(6,132)	—	(3,195)	—	(9,662)

Net cash provided by (used in) financing activities	21,138	769,440	—	(4,005)	—	786,573
Effect of exchange rate changes on cash	—	—	—	79	—	79

Net increase (decrease) in cash and cash equivalents	—	29,057	779	(289)	—	29,547
Cash and cash equivalents at beginning of period	—	—	5,493	45,234	—	50,727

Cash and cash equivalents at end of period	$—	$29,057	$6,272	$44,945	$—	$80,274

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	—	220,835
Deferred income taxes	10,650	—	—	(2,374)	—	8,276
Excess tax benefit from stock-based compensation	(560)					(560)
Reduction in value of assets	—	—	32,004	—	—	32,004
Stock-based and performance share unit compensation expense	—	27,207	—	—	—	27,207
Retirement and deferred compensation plans expense	—	4,825	—	—	—	4,825
(Earnings) losses from consolidated subsidiaries	(119,801)	(255,257)	(3,555)	—	378,613	—
(Earnings) losses from equity-method investments, net of cash received	—	9,005	—	(6,100)	—	2,905
Amortization of debt acquisition costs and note discount	—	23,954	—	—	—	23,954
Gain on sale of business	—	—	(1,083)	—	—	(1,083)
Other reconciling items, net	—	(161)	(4,547)	—	—	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	275	(76,669)	(13,406)	—	(89,800)
Inventory and other current assets	—	163	89,302	(3,778)	—	85,687
Accounts payable	—	2,001	18,928	(626)	—	20,303
Accrued expenses	38	5,800	1,735	7,181	—	14,754
Decommissioning liabilities	—	—	(1,759)	—	—	(1,759)
Income taxes	13,536	—	—	(3,026)	—	10,510
Other, net	(1,417)	(3,143)	21,280	4,086	—	20,806

Net cash provided by (used in) operating activities	(15,737)	(65,015)	516,928	19,797	—	455,973
Cash flows from investing activities:
Payments for capital expenditures	—	—	(218,726)	(104,518)	—	(323,244)
Acquisitions of businesses, net of cash acquired	—	—	(56,560)	(219,517)	—	(276,077)
Proceeds from sale of business	—	—	5,250	—	—	5,250
Other	—	2,387	(11,537)	(252)	—	(9,402)
Intercompany receivables/payables	12,359	(102,093)	(234,733)	324,467	—	—

Net cash provided by (used in) investing activities	12,359	(99,706)	(516,306)	180	—	(603,473)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(2,000)	—	—	—	(2,000)
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(5,182)	—	—	—	(5,182)
Proceeds from exercise of stock options	927	—	—	—	—	927
Excess tax benefit from stock-based compensation	560	—	—	—	—	560
Proceeds from issuance of stock through employee benefit plans	1,891	—	—	—	—	1,891
Other	—	—	—	(3,443)	—	(3,443)

Net cash provided by (used in) financing activities	3,378	(7,182)	—	(4,253)	—	(8,057)

Effect of exchange rate changes on cash	—	—	—	(221)	—	(221)

Net increase (decrease) in cash and cash equivalents	—	(171,903)	622	15,503	—	(155,778)
Cash and cash equivalents at beginning of period	—	171,903	4,871	29,731	—	206,505

Cash and cash equivalents at end of period	$—	$—	$5,493	$45,234	$—	$50,727

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	476	184,084	22,554	—	207,114
Deferred income taxes	(73,127)	—	—	(1,577)	—	(74,704)
Excess tax benefit from stock-based compensation	(170)	—	—	—	—	(170)
Reduction in value of assets	—	—	212,527	—	—	212,527
Reduction in value of equity-method investments	—	36,486	—	—	—	36,486
Stock-based and performance share unit compensation expense	—	11,785	—	—	—	11,785
Retirement and deferred compensation plans expense	—	1,550	—	—	—	1,550
(Earnings) losses from consolidated subsidiaries	168,312	448	(2,911)	—	(165,849)	—
(Earnings) losses from equity-method investments, net of cash received	—	27,637	—	969	—	28,606
Amortization of debt acquisition costs and note discount	—	21,744	—	—	—	21,744
Gain on sale of businesses	—	—	(2,084)	—	—	(2,084)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(156)	19,940	5,825	—	25,609
Inventory and other current assets	—	(211)	(48,786)	(2,323)	—	(51,320)
Accounts payable	—	609	(27,786)	2,540	—	(24,637)
Accrued expenses	(469)	(13,381)	(27,381)	(33)	—	(41,264)
Income taxes	4,270	—	—	(6,571)	—	(2,301)
Other, net	1,970	6,925	17,493	3,097	—	29,485

Net cash provided by (used in) operating activities	(1,537)	(74,400)	310,136	41,904	—	276,103
Cash flows from investing activities:
Payments for capital expenditures	—	—	(240,907)	(45,370)	—	(286,277)
Acquisitions of businesses, net of cash acquired	—	—	(1,247)	—	—	(1,247)
Proceeds from sale of businesses	—	—	7,716	—	—	7,716
Cash contributed to equity-method investment	—	—	—	(8,694)	—	(8,694)
Other	—	(3,769)	—	—	—	(3,769)
Intercompany receivables/payables	(966)	64,509	(76,684)	13,141	—	—

Net cash provided by (used in) investing activities	(966)	60,740	(311,122)	(40,923)	—	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	177,000	—	—	—	177,000
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(2,308)	—	—	—	(2,308)
Proceeds from exercise of stock options	375	—	—	—	—	375
Excess tax benefit from stock-based compensation	170	—	—	—	—	170
Proceeds from issuance of stock through employee benefit plans	1,958	—	—	—	—	1,958

Net cash provided by (used in) financing activities	2,503	174,692	—	(810)	—	176,385
Effect of exchange rate changes on cash	—	—	—	1,435	—	1,435

Net increase (decrease) in cash and cash equivalents	—	161,032	(986)	1,606	—	161,652
Cash and cash equivalents at beginning of period	—	10,871	5,857	28,125	—	44,853

Cash and cash equivalents at end of period	$—	$171,903	$4,871	$29,731	$—	$206,505